ING LOGO

AMERICAS

US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4897

Neil.McMurdie@us.ing.com

April 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING Pension IRA File Nos.: 033-75988 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•         The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 16, 2012.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	ING North America Insurance Corporation